Condensed Interim Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.03	$ 0.03
Ordinary shares, shares authorized	37,500,000	37,500,000
Ordinary shares, shares issued	22,172,699	21,246,502
Ordinary shares, shares outstanding	22,172,699	21,246,502